UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2004

Date of reporting period:	January 31, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.   Reports to Stockholders.

The Annual Report to shareholders of Permanent Portfolio Family of Funds, Inc. (“Fund” or “Registrant”) for the fiscal year ended January 31, 2004 is attached hereto.

Item 2.   Code of Ethics.

(a) As of the end of the fiscal year ended January 31, 2004, the Registrant had not adopted a code of ethics that applies to its President and Treasurer. On March 3, 2004, the Registrant adopted a code of ethics that applies to its President and Treasurer.

(b) No response required.

(c) Not applicable to Registrant.

(d) Not applicable to Registrant.

Item 3.   Audit Committee Financial Expert.

The Registrant’s Board of Directors (“Board of Directors” or “Board”) has determined that no member of its Audit Committee qualifies as an “audit committee financial expert” (“ACFE”). After evaluating the matter, the Board concluded that it was not necessary to add a director to the Board who qualifies as an ACFE, given that the financial statements and accounting principles applying to registered investment companies such as the Registrant are generally simpler and more straightforward compared to operating companies, and the business experience of the current Audit Committee members was adequate to exercise their oversight responsibilities.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $58,000 and $52,500 for the fiscal years ended January 31, 2004 and January 31, 2003, respectively.

(b) Audit-Related Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2004 and January 31, 2003, respectively, for assurance and related services provided by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements, and that were not reported under paragraph (a) of this Item.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice, and tax planning were $10,000 and $10,000 for the fiscal years ended January 31, 2004 and January 31, 2003, respectively. Tax fees represent tax compliance services provided in connection with the preparation of the Registrant’s tax returns.

(d) All Other Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2004 and January 31, 2003, respectively, for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) Pursuant to Section 3(c) of its Audit Committee Charter dated May 1, 2003, the Audit Committee’s pre-approval policies and procedures in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X are as follows:

“The Committee shall review any audit and non-audit services provided to the Fund by its independent public accountants and the fees charged for such services. The Committee’s prior approval shall be necessary for the engagement of independent public accountants to provide any audit or non-audit services on behalf of the Fund, and any non-audit services for an affiliate of the Fund where the proposed engagement relates directly to the operations and financial reporting of the Fund. Non-audit services that would otherwise qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended (“Exchange Act”), and any applicable rules thereunder, that were not pre-approved by the Committee, shall be approved by the Committee prior to the completion of the engagement. Pre-approval by the Committee shall not be required for engagements entered into pursuant to: (i) pre-approval policies and procedures established by the Committee; or (ii) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority; provided, however, in either case, that the Committee is informed of each such engagement at the earlier of its next meeting, or at the Board’s next quarterly meeting.”

(e)(2) There were no services included in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable to Registrant.

(g) There were no non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

(h) The Registrant’s Audit Committee of its Board of Directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.   [Reserved]

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 9.   Submission of Matters to a Vote of Security Holders.

Not applicable to Registrant for the fiscal year ended January 31, 2004.

Item 10.   Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President and Treasurer, has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11.   Exhibits.
(a)(1) Code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certification pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to Registrant.

(b)    Certification pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: April 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: April 6, 2004

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
ANNUAL REPORT

INDEPENDENT AUDITORS’ REPORT

The Board of Directors and Shareholders
Permanent Portfolio Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Permanent Portfolio Family of Funds, Inc. (comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), as of January 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.   Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments owned as of January 31, 2004, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Permanent Portfolio Family of Funds, Inc. as of January 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Tait, Weller & Baker

Philadelphia, Pennsylvania
March 8, 2004

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2004

                      ASSETS AND LIABILITIES
                                                                                      Treasury       Versatile     Aggressive
                                                                       Permanent        Bill           Bond          Growth
                                                                       Portfolio      Portfolio      Portfolio      Portfolio
                                                                     ------------    -----------    -----------    -----------

ASSETS
Investments at market value (Notes 1, 5 & 7):
  Investments other than securities:
    Gold assets ...................................................  $ 24,243,242    $        --    $        --    $        --
    Silver assets .................................................     6,386,617             --             --             --
    Swiss franc deposits
      (identified cost $236,759; $--; $-- and $--, respectively)...       245,195             --             --             --
                                                                     ------------    -----------    -----------    -----------
                                                                       30,875,054             --             --             --
  Swiss franc bonds ...............................................    11,909,359             --             --             --
  Stocks of United States and foreign real estate and
    natural resource companies ....................................    18,841,050             --             --             --
  Aggressive growth stock investments .............................    19,697,678             --             --     23,431,540
  Corporate bonds .................................................       628,116             --     19,572,254             --
  United States Treasury securities ...............................    37,875,140     54,871,296        424,975        324,981
                                                                     ------------    -----------    -----------    -----------
      Total investments (identified cost $86,828,988;
      $54,885,141; $19,972,865 and $8,710,154, respectively)          119,826,397     54,871,296     19,997,229     23,756,521

Cash ..............................................................            --             --        342,860         16,958
Accounts receivable for investments sold ..........................     1,000,000     15,000,000             --             --
Accounts receivable for shares of the portfolio sold ..............       346,444        150,000             --         56,750
Accrued interest, dividends and foreign taxes receivable ..........       675,838        723,105        401,288          6,180
Due from investment adviser (Note 3)...............................        31,521         24,051         19,290         19,736
                                                                     ------------    -----------    -----------    -----------
      Total assets                                                    121,880,200     70,768,452     20,760,667     23,856,145

LIABILITIES
Bank overdraft ....................................................       481,840     15,350,989             --             --
Accounts payable for investments purchased ........................       386,776             --             --        148,444
Accounts payable for shares of the portfolio redeemed .............        52,002         74,261          1,851          6,247
Accrued investment advisory fee ...................................       119,364         32,630         14,395         24,050
Accrued directors' and officers' fees and expenses ................         8,111          3,789          1,430          1,635
Accrued excise tax ................................................       141,353         13,351          7,763         47,393
                                                                     ------------    -----------    -----------    -----------
      Total liabilities                                                 1,189,446     15,475,020         25,439        227,769
                                                                     ------------    -----------    -----------    -----------
      Net assets applicable to outstanding shares                    $120,690,754    $55,293,432    $20,735,228    $23,628,376
                                                                     ============    ===========    ===========    ===========

      NET ASSETS

Capital stock - par value $.001 per share:
  Authorized - 100,000,000; 100,000,000; 10,000,000
               and 25,000,000 shares, respectively
  Outstanding - 4,922,954; 835,398; 352,184 and
                293,661 shares, respectively ......................  $      4,923    $       835    $       352    $       294

Paid-in capital ...................................................    83,119,152     55,339,011     20,301,440      7,487,883
                                                                     ------------    -----------    -----------    -----------
                                                                       83,124,075     55,339,846     20,301,792      7,488,177
Undistributed net investment income (Note 1) ......................     1,186,005             --        319,394             --
Accumulated net realized gain (loss) on investments ...............     3,234,439        (32,569)        89,678      1,093,832
Accumulated net realized gain on foreign currency transactions ....       109,731             --             --             --
Net unrealized appreciation (depreciation) of investments (Note 1).    32,997,409        (13,845)        24,364     15,046,367
Net unrealized appreciation on translation of assets
  and liabilities in foreign currencies ...........................        39,095             --             --             --
                                                                     ------------    -----------    -----------    -----------
      Net assets applicable to outstanding shares                    $120,690,754    $55,293,432    $20,735,228    $23,628,376
                                                                     ============    ===========    ===========    ===========
      Net asset value per share                                         $24.52          $66.19         $58.88         $80.46
                                                                        ======          ======         ======         ======

See accompanying notes.

2 & 3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF OPERATIONS
Year ended January 31, 2004

                                                                                     Treasury       Versatile      Aggressive
                                                                      Permanent        Bill           Bond           Growth
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                     -----------    -----------    -----------    -----------
Investment income (Note 1):
  Interest ........................................................  $ 1,476,347    $   558,720    $   525,025    $       378
  Dividends .......................................................      566,810             --             --        150,300
                                                                     -----------    -----------    -----------    -----------
                                                                       2,043,157        558,720        525,025        150,678
Expenses (Notes 3 & 8):
  Investment advisory fee .........................................    1,170,733        634,010        244,790        243,009
  Directors’ fees and expenses ....................................       96,875         56,391         19,730         20,381
  Officers’ salary expense ........................................       88,064         53,768         18,407         18,269
  Excise tax ......................................................      141,353         13,351          7,763         47,393
  Legal expense ...................................................       75,702         58,052          5,998         10,810
                                                                     -----------    -----------    -----------    -----------
  Total expenses                                                       1,572,727        815,572        296,688        339,862
  Less waiver of investment advisory fee ..........................           --        224,564         78,363             --
                                                                     -----------    -----------    -----------    -----------
    Net expenses                                                       1,572,727        591,008        218,325        339,862
                                                                     -----------    -----------    -----------    -----------
Net investment income (loss) before foreign
  income taxes deducted at source                                        470,430        (32,288)       306,700       (189,184)

Less foreign income taxes deducted at source,
  net of refundable taxes .........................................        2,881             --             --             --
                                                                     -----------    -----------    -----------    -----------

Net investment income (loss)                                             467,549        (32,288)       306,700       (189,184)
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments
  and foreign currency (Notes 1, 5 & 7):
Net realized gain (loss) on:
  Investments in unaffiliated issuers .............................    3,715,725         (3,675)        99,321      1,107,619
  Investments other than securities ...............................      261,497             --             --             --
  Foreign currency transactions ...................................      109,731             --             --             --
                                                                     -----------    -----------    -----------    -----------
                                                                       4,086,953         (3,675)        99,321      1,107,619

Change in unrealized appreciation (depreciation) of:
  Investments .....................................................   12,642,520         26,239       (194,054)     5,662,647
  Translation of assets and liabilities in foreign currencies .....      (12,964)            --             --             --
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments
  and foreign currency                                                16,716,509         22,564        (94,733)     6,770,266
                                                                     -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from operations      $17,184,058    $    (9,724)   $   211,967    $ 6,581,082
                                                                     ===========    ===========    ===========    ===========

See accompanying notes.

4 & 5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Permanent Portfolio                 Treasury Bill Portfolio
                                                                      ----------------------------------    -----------------------------------
                                                                         Year ended        Year ended          Year ended         Year ended
                                                                      January 31, 2004  January 31, 2003    January 31, 2004   January 31, 2003
                                                                      ----------------  ----------------    ----------------   ----------------
Operations:
  Net investment income (loss) ......................................   $    467,549      $    840,453        $    (32,288)      $    413,304
  Net realized gain (loss) on investments ...........................      3,977,222           285,714              (3,675)            (7,332)
  Net realized gain on foreign currency transactions ................        109,731               148                  --                 --
  Change in unrealized appreciation (depreciation) of investments ...     12,642,520         7,270,203              26,239            (47,077)
  Change in unrealized appreciation (depreciation) on translation
    of assets and liabilities in foreign currencies .................        (12,964)          103,735                  --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets resulting from operations           17,184,058         8,500,253              (9,724)           358,895

Equalization on shares issued and redeemed: .........................        254,481           374,806            (106,475)          (101,118)

Distributions to shareholders from (Note 2):
  Net investment income .............................................       (948,137)         (614,742)           (339,805)        (1,361,612)
  Net realized gain on investments ..................................       (344,793)         (841,225)                 --                 --

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 6): .....................     25,870,672        19,176,901         (10,766,474)        (3,582,193)
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets                                     42,016,281        26,595,993         (11,222,478)        (4,686,028)

Net assets at beginning of year                                           78,674,473        52,078,480          66,515,910         71,201,938
                                                                        ------------      ------------        ------------       ------------
Net assets at end of year (including undistributed net
  investment income of $1,186,005 and $928,840; and
  $-- and $440,767, respectively)                                       $120,690,754      $ 78,674,473        $ 55,293,432       $ 66,515,910
                                                                        ============      ============        ============       ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(continued from previous page)

                                                                           Versatile Bond Portfolio             Aggressive Growth Portfolio
                                                                      ----------------------------------    -----------------------------------
                                                                         Year ended        Year ended          Year ended         Year ended
                                                                      January 31, 2004  January 31, 2003    January 31, 2004   January 31, 2003
                                                                      ----------------  ----------------    ----------------   ----------------
Operations:
  Net investment income (loss) ......................................   $    306,700      $    560,943        $   (189,184)      $   (137,311)
  Net realized gain (loss) on investments ...........................         99,321           167,989           1,107,619             74,608
  Net realized gain on foreign currency transactions ................             --                --                  --                 --
  Change in unrealized appreciation (depreciation) of investments ...       (194,054)            9,737           5,662,647         (6,679,328)
  Change in unrealized appreciation (depreciation) on translation
    of assets and liabilities in foreign currencies .................             --                --                  --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets resulting from operations              211,967           738,669           6,581,082         (6,742,031)

Equalization on shares issued and redeemed: .........................       (375,696)         (486,171)                 --                 --

Distributions to shareholders from (Note 2):
  Net investment income .............................................       (303,612)         (272,446)                 --                 --
  Net realized gain on investments ..................................        (81,567)               --                  --                 --

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 6): .....................        392,660        (5,120,217)         (1,559,498)         1,430,223
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets                                       (156,248)       (5,140,165)          5,021,584         (5,311,808)

Net assets at beginning of year                                           20,891,476        26,031,641          18,606,792         23,918,600
                                                                        ------------      ------------        ------------       ------------
Net assets at end of year (including undistributed
  net investment income of $319,394 and $632,887; and
  $-- and $--, respectively)                                            $ 20,735,228      $ 20,891,476        $ 23,628,376       $ 18,606,792
                                                                        ============      ============        ============       ============

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2004

     Quantity                                                                                          Market Value
  ---------------                                                                                      ------------
                    GOLD ASSETS - 20.09% of Total Net Assets
  17,162 Troy Oz.    Gold bullion (a) ...........................................................      $  6,902,584

   41,983 Coins      One-ounce gold coins (a) ...................................................        17,340,658
                                                                                                       ------------

                       Total Gold Assets (identified cost $21,276,172)                                 $ 24,243,242
                                                                                                       ------------

                    SILVER ASSETS - 5.29% of Total Net Assets
 762,612 Troy Oz.    Silver bullion (a) .........................................................      $  4,763,277

     379 Bags        Silver coins (a) ...........................................................         1,623,340
                                                                                                       ------------

                       Total Silver Assets (identified cost $5,138,813)                                $  6,386,617
                                                                                                       ------------

Principal Amount    SWISS FRANC ASSETS - 10.07% of Total Net Assets
----------------
 CHF   308,725       Swiss francs in interest-bearing bank accounts .............................      $    245,195
                                                                                                       ------------

 CHF 3,000,000       6.500% Swiss Confederation bonds, 04-10-04 .................................      $  2,409,578
 CHF 4,000,000       5.500% Swiss Confederation bonds, 01-06-05 .................................         3,322,373
 CHF 4,500,000       4.500% Swiss Confederation bonds, 06-10-07 .................................         3,941,029
 CHF 2,640,000       3.250% Swiss Confederation bonds, 02-11-09 .................................         2,236,379
                                                                                                       ------------
                       Total Swiss Confederation bonds                                                 $ 11,909,359
                                                                                                       ------------
                       Total Swiss Franc Assets (identified cost $10,826,473)                          $ 12,154,554
                                                                                                       ------------

Number of Shares    STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
----------------    RESOURCE COMPANIES - 15.61% of Total Net Assets

                    NATURAL RESOURCES - 7.71% of Total Net Assets
     50,000          BHP Billiton, Ltd. (b) .....................................................      $    855,000
     18,000          BP, p.l.c. (b) .............................................................           856,800
     16,000          Burlington Resources, Inc. .................................................           875,840
     10,000          ChevronTexaco Corporation ..................................................           863,500
     15,000          Devon Energy Corporation ...................................................           846,900
     32,000          Forest Oil Corporation (a) .................................................           795,200
     32,000          Inco, Ltd. (a) .............................................................         1,197,760
     18,000          Phelps Dodge Corporation (a) ...............................................         1,362,060
     20,000          Pogo Producing Company .....................................................           798,000
     14,000          Weyerhaeuser Company .......................................................           860,440
                                                                                                       ------------
                                                                                                       $  9,311,500

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2004

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    REAL ESTATE - 7.90% of Total Net Assets
     32,000          Archstone-Smith Trust ......................................................      $    877,760
     26,000          BRE Properties, Inc. Class A ...............................................           859,560
     48,000          Equity One, Inc. ...........................................................           873,600
     22,000          Federal Realty Investment Trust ............................................           908,380
     34,000          New Plan Excel Realty Trust, Inc. ..........................................           857,140
     17,000          Pan Pacific Retail Properties, Inc. ........................................           868,870
     24,000          Pennsylvania Real Estate Investment Trust ..................................           896,640
     15,000          Texas Pacific Land Trust ...................................................           845,250
     45,000          United Dominion Realty Trust, Inc. .........................................           832,500
     29,000          Urstadt Biddle Properties, Inc. ............................................           401,650
     29,000          Urstadt Biddle Properties, Inc. Class A ....................................           429,200
     30,000          Washington Real Estate Investment Trust ....................................           879,000
                                                                                                       ------------
                                                                                                       $  9,529,550
                                                                                                       ------------
                       Total Stocks of United States and Foreign Real Estate and Natural
                       Resource Companies (identified cost $11,009,925)                                $ 18,841,050
                                                                                                       ------------

                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 16.32% of Total Net Assets

                    CHEMICALS - .48% of Total Net Assets
      8,000          Air Products & Chemicals, Inc. .............................................      $    399,280
     26,000          Crompton Corporation .......................................................           184,600
                                                                                                       ------------
                                                                                                       $    583,880
                    COMPUTER SOFTWARE - 6.35% of Total Net Assets
     14,000          Autodesk, Inc. .............................................................      $    357,700
     12,000          Computer Associates International, Inc. ....................................           313,680
          1          Symantec Corporation warrant (a)(c) ........................................         6,599,928
     12,000          VERITAS Software Corporation (a) ...........................................           394,320
                                                                                                       ------------
                                                                                                       $  7,665,628
                    CONSTRUCTION - .53% of Total Net Assets
      7,000          Fluor Corporation ..........................................................      $    259,420
      5,000          Ryland Group, Inc. .........................................................           381,250
                                                                                                       ------------
                                                                                                       $    640,670

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2004

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    DATA PROCESSING - .54% of Total Net Assets
     10,000          Agilent Technologies, Inc. (a) .............................................      $    368,600
     12,000          Hewlett-Packard Company ....................................................           285,480
                                                                                                       ------------
                                                                                                       $    654,080
                    ELECTRICAL & ELECTRONICS - 1.06% of Total Net Assets
     12,000          Intel Corporation ..........................................................      $    367,200
     10,000          National Semiconductor Corporation (a) .....................................           384,500
     40,000          Sanmina SCI Corporation (a) ................................................           524,400
                                                                                                       ------------
                                                                                                       $  1,276,100
                    ENTERTAINMENT & LEISURE - .73% of Total Net Assets
     12,000          Disney (Walt) Company ......................................................      $    288,000
      6,000          Tribune Company ............................................................           307,140
      7,000          Viacom, Inc. Class A .......................................................           283,990
                                                                                                       ------------
                                                                                                       $    879,130
                    FINANCIAL SERVICES - 1.56% of Total Net Assets
     10,000          Bank of New York, Inc. .....................................................      $    317,500
      4,000          Bear Stearns Companies, Inc. ...............................................           329,400
     18,000          Janus Capital Group, Inc. ..................................................           302,040
      5,000          Morgan Stanley .............................................................           291,050
     25,000          Schwab (Charles) Corporation ...............................................           314,750
      6,000          State Street Corporation ...................................................           323,100
                                                                                                       ------------
                                                                                                       $  1,877,840
                    MANUFACTURING - 2.14% of Total Net Assets
     18,000          Dana Corporation ...........................................................      $    374,400
      8,000          Harley-Davidson, Inc. ......................................................           408,320
      4,000          Illinois Tool Works, Inc. ..................................................           312,400
     16,000          Mattel, Inc. ...............................................................           302,560
      2,000          NACCO Industries, Inc. Class A .............................................           171,500
      8,000          NACCO Industries, Inc. Class B .............................................           686,000
      6,000          Parker-Hannifin Corporation ................................................           329,940
                                                                                                       ------------
                                                                                                       $  2,585,120

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2004

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    OIL & OILFIELD SERVICES - .58% of Total Net Assets
     20,000          Frontier Oil Corporation ...................................................      $    355,800
    100,000          Parker Drilling Company (a) ................................................           346,000
                                                                                                       ------------
                                                                                                       $    701,800
                    PHARMACEUTICALS - .86% of Total Net Assets
      7,000          Amgen, Inc. (a) ............................................................      $    451,430
      6,000          Biogen Idec, Inc. (a) ......................................................           256,740
      6,000          Genzyme Corporation (General) (a) ..........................................           329,100
                                                                                                       ------------
                                                                                                       $  1,037,270
                    RETAIL - .51% of Total Net Assets
      8,000          Costco Wholesale Corporation (a) ...........................................      $    296,640
     10,000          Williams-Sonoma, Inc. (a) ..................................................           321,100
                                                                                                       ------------
                                                                                                       $    617,740
                    TRANSPORTATION - .44% of Total Net Assets
     20,000          Kansas City Southern (a) ...................................................      $    294,800
     12,000          Swift Transportation Company, Inc. (a) .....................................           237,600
                                                                                                       ------------
                                                                                                       $    532,400
                    MISCELLANEOUS - .54% of Total Net Assets
      6,000          Lockheed Martin Corporation ................................................      $    291,720
      6,000          Temple-Inland, Inc. ........................................................           354,300
                                                                                                       ------------
                                                                                                       $    646,020
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (identified cost $7,820,818)          $ 19,697,678
                                                                                                       ------------

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2004

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                     DOLLAR ASSETS - 31.90% of Total Net Assets

                     CORPORATE BONDS - .52% of Total Net Assets
  $    100,000        6.150% Chubb Corporation, 08-15-05 ........................................      $    105,956
       100,000        7.500% Computer Sciences Corporation, 08-08-05 ............................           108,034
       100,000        5.500% CVS Corporation, 02-15-04 ..........................................           100,191
       100,000        5.540% International Lease Finance Company, 03-21-05 ......................           104,430
       100,000        8.100% Lowes Companies, Inc., 06-17-04 ....................................           102,443
       100,000        6.950% Security Capital Group, Inc., 06-15-05 .............................           107,062
                                                                                                       ------------
                                                                                                       $    628,116
                                                                                                       ------------

                     UNITED STATES TREASURY SECURITIES - 31.38% of Total Net Assets
    41,000,000        United States Treasury bond strips (Principal only) 5.100%, 05-15-18 (d) ..      $ 19,962,080
       800,000        United States Treasury bonds 6.250%, 08-15-23 .............................           924,872
     2,000,000        United States Treasury notes 2.000%, 11-30-04 .............................         2,014,220
     2,000,000        United States Treasury notes 1.750%, 12-31-04 .............................         2,009,840
     2,000,000        United States Treasury notes 1.250%, 05-31-05 .............................         1,995,940
     2,000,000        United States Treasury notes 1.625%, 10-31-05 .............................         1,999,060
     2,000,000        United States Treasury notes 2.000%, 05-15-06 .............................         2,002,180
     3,000,000        United States Treasury notes 2.625%, 05-15-08 .............................         2,967,180
     4,000,000        United States Treasury bills .418%, 02-05-04 (d) ..........................         3,999,768
                                                                                                       ------------
                                                                                                       $ 37,875,140
                                                                                                       ------------

                        Total Dollar Assets (identified cost $30,756,787)                              $ 38,503,256
                                                                                                       ------------
                        Total Portfolio - 99.28% of total net assets (identified cost $86,828,988)(e)  $119,826,397
                        Other assets, less liabilities (.72% of total net assets)                           864,357
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $120,690,754
                                                                                                       ============

                        Note: (a) Non-income producing.
                              (b) Sponsored ADR.
                              (c) Market value determined under policies approved by the Board of Directors.
                              (d) Interest rate represents yield to maturity.
                              (e) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2004

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    UNITED STATES TREASURY SECURITIES - 99.24% of Total Net Assets
  $10,000,000        United States Treasury notes 3.000%, 02-29-04 ..............................      $ 10,014,500
   12,000,000        United States Treasury notes 3.625%, 03-31-04 ..............................        12,049,200
   12,000,000        United States Treasury notes 3.375%, 04-30-04 ..............................        12,067,920
    8,000,000        United States Treasury notes 5.250%, 05-15-04 ..............................         8,094,080
   12,000,000        United States Treasury notes 2.875%, 06-30-04 ..............................        12,095,628
      550,000        United States Treasury bills .418%, 02-05-04 (a) ...........................           549,968
                                                                                                       ------------
                       Total Portfolio - 99.24% of total net assets (identified cost $54,885,141)(b)   $ 54,871,296
                       Other assets, less liabilities (.76% of total net assets)                            422,136
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 55,293,432
                                                                                                       ============

                       Note: (a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2004

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    CORPORATE BONDS - 94.39% of Total Net Assets

                    CONSTRUCTION - 4.37% of Total Net Assets
   $  900,000        5.750% Vulcan Materials Company, 04-01-04 ..................................      $    905,472
                                                                                                       ------------
                                                                                                       $    905,472
                    DATA PROCESSING - 9.85% of Total Net Assets
      900,000        7.500% Computer Sciences Corporation, 08-08-05 .............................      $    972,306
    1,000,000        6.750% First Data Corporation, 07-15-05 ....................................         1,070,400
                                                                                                       ------------
                                                                                                       $  2,042,706
                    ELECTRICAL & ELECTRONICS - 4.47% of Total Net Assets
      900,000        7.000% Texas Instruments, Inc., 08-15-04 ...................................      $    926,442
                                                                                                       ------------
                                                                                                       $    926,442
                    FINANCIAL SERVICES - 19.16% of Total Net Assets
    1,000,000        6.750% Citicorp, 08-15-05 ..................................................      $  1,069,180
    1,000,000        2.000% General Electric Capital Corporation, 01-30-06 ......................           999,700
      900,000        5.540% International Lease Finance Company, 03-21-05 .......................           939,870
      900,000        6.950% Security Capital Group, Inc., 06-15-05 ..............................           963,558
                                                                                                       ------------
                                                                                                       $  3,972,308
                    INSURANCE - 4.60% of Total Net Assets
      900,000        6.150% Chubb Corporation, 08-15-05 .........................................      $    953,604
                                                                                                       ------------
                                                                                                       $    953,604
                    MANUFACTURING - 5.20% of Total Net Assets
    1,000,000        6.450% Dover Corporation, 11-15-05 .........................................      $  1,078,010
                                                                                                       ------------
                                                                                                       $  1,078,010
                    OFFICE EQUIPMENT - 5.03% of Total Net Assets
    1,000,000        5.950% Pitney Bowes, Inc., 02-01-05 ........................................      $  1,044,320
                                                                                                       ------------
                                                                                                       $  1,044,320
                    PHARMACEUTICALS - 9.37% of Total Net Assets
      900,000        5.875% American Home Products Corporation, 03-15-04 ........................      $    905,130
    1,000,000        4.450% Cardinal Health, Inc., 06-30-05 .....................................         1,037,220
                                                                                                       ------------
                                                                                                       $  1,942,350

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2004

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    RESTAURANTS - 4.50% of Total Net Assets
   $  900,000        7.800% McDonalds Corporation, 10-01-04 .....................................      $    933,795
                                                                                                       ------------
                                                                                                       $    933,795
                    RETAIL - 17.69% of Total Net Assets
      900,000        5.500% CVS Corporation, 02-15-04 ...........................................      $    901,719
      900,000        6.500% Home Depot, Inc., 09-15-04 ..........................................           929,151
      900,000        8.100% Lowes Companies, Inc., 06-17-04 .....................................           921,987
      900,000        7.500% Wal-Mart Stores, Inc., 05-15-04 .....................................           916,470
                                                                                                       ------------
                                                                                                       $  3,669,327
                    TELECOMMUNICATIONS - 10.15% of Total Net Assets
    1,000,000        7.000% Bell South Telecommunications, Inc., 02-01-05 .......................      $  1,052,230
    1,000,000        6.750% GTE Hawaiian Telephone, Inc., 02-15-05 ..............................         1,051,690
                                                                                                       ------------
                                                                                                       $  2,103,920
                                                                                                       ------------

                       Total Corporate Bonds (identified cost $19,547,895)                             $ 19,572,254
                                                                                                       ------------

                    UNITED STATES TREASURY SECURITIES - 2.05% of Total Net Assets
      425,000        United States Treasury bills .418%, 02-05-04 (a) ...........................      $    424,975
                                                                                                       ------------

                       Total United States Treasury securities (identified cost $424,970)              $    424,975
                                                                                                       ------------
                       Total Portfolio - 96.44% of total net assets (identified cost $19,972,865)(b)   $ 19,997,229
                       Other assets, less liabilities (3.56% of total net assets)                           737,999
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 20,735,228
                                                                                                       ============

                       Note: (a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2004

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 99.17% of Total Net Assets

                    CHEMICALS - 3.14% of Total Net Assets
     12,000          Air Products & Chemicals, Inc. .............................................      $    598,920
     20,000          Crompton Corporation .......................................................           142,000
                                                                                                       ------------
                                                                                                       $    740,920
                    COMPUTER SOFTWARE - 7.16% of Total Net Assets
     20,000          Autodesk, Inc. .............................................................      $    511,000
     15,000          Computer Associates International, Inc. ....................................           392,100
     24,000          VERITAS Software Corporation (a) ...........................................           788,640
                                                                                                       ------------
                                                                                                       $  1,691,740
                    CONSTRUCTION - 9.68% of Total Net Assets
     30,000          Ryland Group, Inc. .........................................................      $  2,287,500
                                                                                                       ------------
                                                                                                       $  2,287,500
                    DATA PROCESSING - 3.68% of Total Net Assets
     12,000          Agilent Technologies, Inc. (a) .............................................      $    442,320
     18,000          Hewlett-Packard Company ....................................................           428,220
                                                                                                       ------------
                                                                                                       $    870,540
                    ELECTRICAL & ELECTRONICS - 7.04% of Total Net Assets
     20,000          Intel Corporation ..........................................................      $    612,000
     12,000          National Semiconductor Corporation (a) .....................................           461,400
     45,000          Sanmina SCI Corporation (a) ................................................           589,950
                                                                                                       ------------
                                                                                                       $  1,663,350
                    ENTERTAINMENT & LEISURE - 7.00% of Total Net Assets
     18,000          Disney (Walt) Company ......................................................      $    432,000
     12,000          Tribune Company ............................................................           614,280
     15,000          Viacom, Inc. Class A .......................................................           608,550
                                                                                                       ------------
                                                                                                       $  1,654,830
                    FINANCIAL SERVICES - 17.31% of Total Net Assets
     18,000          Bank of New York, Inc. .....................................................      $    571,500
      8,000          Bear Stearns Companies, Inc. ...............................................           658,800
     40,000          Janus Capital Group, Inc. ..................................................           671,200
     14,000          Morgan Stanley .............................................................           814,940
     45,000          Schwab (Charles) Corporation ...............................................           566,550
     15,000          State Street Corporation ...................................................           807,750
                                                                                                       ------------
                                                                                                       $  4,090,740
                    MANUFACTURING - 12.44% of Total Net Assets
     18,000          Dana Corporation ...........................................................      $    374,400
     18,000          Harley-Davidson, Inc. ......................................................           918,720
      9,000          Illinois Tool Works, Inc. ..................................................           702,900
     15,000          Mattel, Inc. ...............................................................           283,650
     12,000          Parker-Hannifin Corporation ................................................           659,880
                                                                                                       ------------
                                                                                                       $  2,939,550

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2004

Number of Shares
----------------                                                                                       Market Value
                                                                                                       ------------
                    OIL & OILFIELD SERVICES - 8.12% of Total Net Assets
  100,000            Frontier Oil Corporation ...................................................      $  1,779,000
   40,000            Parker Drilling Company (a) ................................................           138,400
                                                                                                       ------------
                                                                                                       $  1,917,400
                    PHARMACEUTICALS - 11.13% of Total Net Assets
   18,000            Amgen, Inc. (a) ............................................................      $  1,160,820
    4,000            Biogen Idec, Inc. (a) ......................................................           171,160
    6,000            Chiron Corporation (a) .....................................................           310,200
   18,000            Genzyme Corporation (General) (a) ..........................................           987,300
                                                                                                       ------------
                                                                                                       $  2,629,480
                    RETAIL - 5.40% of Total Net Assets
   24,000            Costco Wholesale Corporation (a) ...........................................      $    889,920
   12,000            Williams-Sonoma, Inc. (a) ..................................................           385,320
                                                                                                       ------------
                                                                                                       $  1,275,240
                    TRANSPORTATION - 3.76% of Total Net Assets
   20,000            Kansas City Southern (a) ...................................................      $    294,800
   30,000            Swift Transportation Company, Inc. (a) .....................................           594,000
                                                                                                       ------------
                                                                                                       $    888,800
                    MISCELLANEOUS - 3.31% of Total Net Assets
   10,000            Lockheed Martin Corporation ................................................      $    486,200
    5,000            Temple-Inland, Inc. ........................................................           295,250
                                                                                                       ------------
                                                                                                       $    781,450
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (identified cost $8,385,177)          $ 23,431,540
                                                                                                       ------------

Principal Amount
----------------
                    UNITED STATES TREASURY SECURITIES - 1.37% of Total Net Assets
   $325,000          United States Treasury bills .418%, 02-05-04 (b) ...........................      $    324,981
                                                                                                       ------------

                       Total United States Treasury securities (identified cost $324,977)              $    324,981
                                                                                                       ------------
                       Total Portfolio - 100.54% of total net assets (identified cost $8,710,154)(c)   $ 23,756,521
                       Liabilities, less other assets (.54% of total net assets)                           (128,145)
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 23,628,376
                                                                                                       ============

                       Note: (a) Non-income producing.
                             (b) Interest rate represents yield to maturity.
                             (c) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2004

1.	SIGNIFICANT ACCOUNTING POLICIES
Permanent Portfolio Family of Funds, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, open-end, series, management investment company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.
Valuation of investments
Investments are valued at market. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there is no active market are valued at fair value under policies approved by the Fund’s Board of Directors. At January 31, 2004, one such investment in the Permanent Portfolio (5.47% of total net assets) was so valued.
Translation of foreign currencies
Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at January 31, 2004; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies at January 31, 2004.
Investment transactions and investment income
Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2004

For the year ended January 31, 2004, investment income was earned as follows:

                                                     Permanent       Treasury Bill    Versatile Bond     Aggressive Growth
                                                     Portfolio         Portfolio         Portfolio           Portfolio
                                                   ------------      -------------    --------------     -----------------

         Interest on:
           Corporate bonds ....................    $      6,846       $         --     $    523,512         $        --
           Swiss franc assets .................         281,927                 --               --                  --
           United States Treasury securities ..       1,180,454            556,861              185                 111
           Other investments ..................           7,120              1,859            1,328                 267
         Dividends ............................         566,810                 --               --             150,300
                                                   ------------       ------------     ------------         -----------
                                                   $  2,043,157       $    558,720     $    525,025         $   150,678
                                                   ============       ============     ============         ===========
Federal taxes
Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2004, pursuant to the requirements of the Code.
At January 31, 2004, capital loss carryforwards totalling $29,627 in the Fund’s Treasury Bill Portfolio were available to offset future realized gains, if any. Such capital loss carryforwards of $3,632, $14,264, $3,666, $5,452 and $2,613 expire on January 31, 2005, January 31, 2007, January 31, 2008, January 31, 2011 and January 31, 2012, respectively. There were no capital loss carryforwards in the Fund’s Permanent Portfolio, Versatile Bond Portfolio or Aggressive Growth Portfolio. Additionally, net capital losses of $2,942 and $35,276 in the Fund’s Treasury Bill Portfolio and Aggressive Growth Portfolio, respectively, are attributable to investment transactions that occurred after October 31, 2003 and are recognized for federal income tax purposes as arising on February 1, 2004, the first day of each Portfolio’s next taxable year.
During the year ended January 31, 2004, the Fund’s Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred federal excise taxes of $141,353, $13,351, $7,763 and $47,393, respectively, which was imposed on four percent of each Portfolio’s undistributed income and capital gains, if any. Such tax reduced each Portfolio’s net assets; however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.

Equalization
The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2004

2.	DISTRIBUTIONS TO SHAREHOLDERS
On December 3, 2003, the Fund’s Permanent Portfolio and Treasury Bill Portfolio paid ordinary income dividends per share of $.22 and $.41, respectively, and the Fund’s Permanent Portfolio paid a long-term capital gain distribution per share of $.08, to shareholders of record on December 2, 2003. On December 17, 2003, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend and a long-term capital gain distribution per share of $2.01 and $.54, respectively, to shareholders of record on December 16, 2003. The Fund’s Aggressive Growth Portfolio paid no ordinary income dividends or capital gain distributions during the year ended January 31, 2004.
The tax character of such dividends and distributions paid was as follows:

                                         Permanent         Treasury Bill       Versatile Bond     Aggressive Growth
                                         Portfolio           Portfolio            Portfolio           Portfolio
                                        -----------        -------------       --------------     -----------------

         Distributions paid from:
            Ordinary income ..........  $   948,137         $   339,805         $    303,612         $        --
            Long-term capital gain ...      344,793                  --               81,567                  --
                                        -----------         -----------         ------------         -----------
                                        $ 1,292,930         $   339,805         $    385,179         $        --
                                        ===========         ===========         ============         ===========
On December 4, 2002, the Fund’s Permanent Portfolio and Treasury Bill Portfolio paid ordinary income dividends per share of $.19 and $1.44, respectively, and the Fund’s Permanent Portfolio paid a long-term capital gain distribution per share of $.26, to shareholders of record on December 3, 2002. On December 18, 2002, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend per share of $1.74 to shareholders of record on December 17, 2002. The Fund’s Aggressive Growth Portfolio paid no ordinary income dividends or capital gain distributions during the year ended January 31, 2003.
The tax character of such dividends and distributions paid was as follows:

                                         Permanent         Treasury Bill       Versatile Bond     Aggressive Growth
                                         Portfolio           Portfolio            Portfolio           Portfolio
                                        -----------        -------------       --------------     -----------------

         Distributions paid from:
            Ordinary income ..........  $   614,742         $ 1,361,612         $    272,446         $        --
            Long-term capital gain ...      841,225                  --                   --                  --
                                        -----------         -----------         ------------         -----------
                                        $ 1,455,967         $ 1,361,612         $    272,446         $        --
                                        ===========         ===========         ============         ===========

Dividends to shareholders from net investment income and distributions to shareholders from realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code which may differ from accounting principles generally accepted in the United States of America. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2004, the Fund’s Permanent Portfolio and Aggressive Growth Portfolio reclassified $80,659 and $189,184, respectively, from paid-in capital to undistributed net investment income and loss, respectively, and the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio reclassified $68,674 and $324,177, respectively, from undistributed net investment income to paid-in capital to reflect such book and tax basis differences relating to shareholder distributions, net operating losses and excise taxes paid. Additionally due to these differences, the Fund’s Permanent Portfolio reclassified $148 from accumulated net realized gain on foreign currency transactions to undistributed net investment income and $656,946 from accumulated net realized gain on investments to undistributed net investment income; the Fund’s Treasury Bill Portfolio reclassified $5,429 from paid-in capital to accumulated net realized loss on investments; and the Fund’s Versatile Bond Portfolio reclassified $7,596 from accumulated net realized gain on investments to undistributed net investment income.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2004

As of January 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                 Permanent         Treasury Bill       Versatile Bond     Aggressive Growth
                                                 Portfolio           Portfolio            Portfolio           Portfolio
                                                -----------        -------------       --------------     -----------------

        Undistributed ordinary income.......... $ 1,295,736         $        --         $    319,394         $        --
        Undistributed long-term gain
         (capital loss carryforward)...........   3,234,439             (29,627)              89,678           1,129,108
        Post-October losses....................          --              (2,942)                  --             (35,276)
        Unrealized appreciation (depreciation).  33,036,504             (13,845)              24,364          15,046,367
                                                -----------         -----------         ------------         -----------
                                                $37,566,679         $   (46,414)        $    433,436         $16,140,199
                                                ===========         ===========         ============         ===========
3.	INVESTMENT ADVISORY CONTRACTS
During the year ended January 31, 2004, the Fund operated under two separate investment advisory contracts, each of which was approved by the shareholders in each of the Fund’s Portfolios. The terms of each of these investment advisory contracts are more fully described below.
The Fund retains Pacific Heights Asset Management, LLC (“Pacific Heights”) as its investment adviser under an investment advisory contract dated November 24, 2002 (“new Contract”), and pursuant to a special meeting of the Fund’s shareholders held on May 1, 2003, whereby the shareholders in each of the Fund’s Portfolios approved the new Contract, effective immediately. The approval of the new Contract, in addition to the satisfaction of a number of other closing conditions, resulted in the completion of a transaction whereby Pacific Heights purchased certain assets of World Money Managers (“WMM”) pertaining to the Fund and further resulted in the termination of the Fund’s then-existing investment advisory contract (“old Contract”) with WMM.
In accordance with the terms of the new Contract, Pacific Heights receives monthly, an investment advisory fee calculated separately for each Portfolio of the Fund, for each calendar year, at the following rates of total average daily net assets, computed for each day of each such year on the basis of net assets as of the close of business on the next preceding “full business day,” as defined in the new Contract (“Advisory Fee”): (i) 1 and 3/16ths of 1% of the first $200 million of the Portfolio’s average daily net assets; (ii) 7/8ths of 1% of the next $200 million of the Portfolio’s average daily net assets; (iii) 13/16ths of 1% of the next $200 million of the Portfolio’s average daily net assets; and (iv) 3/4ths of 1% of all of the Portfolio’s average daily net assets in excess of $600 million.
All fees and expenses payable by the Fund pursuant to the new Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for the Advisory Fee, the fees and expenses of the Fund’s directors, the salary expense of the Fund’s officers (including any payments made by the Fund under its Long Term Disability Plan described in Note 4), excise taxes and extraordinary expenses as defined by the new Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.
During the nine months ended January 31, 2004, Pacific Heights voluntarily agreed to waive portions of the Advisory Fee allocable to the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 11/16ths of 1%, in the case of the Treasury Bill Portfolio, or 13/16ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets. Pacific Heights may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2004

Pacific Heights is a California limited liability company. Its manager and sole member (also its President and Chief Executive Officer) is the President, Treasurer and a director of the Fund and was paid $127,485 by the Fund for service in such capacities during the year ended January 31, 2004.
Prior to May 2, 2003 and in accordance with the terms of the old Contract, WMM received a comprehensive advisory fee monthly (“old Advisory Fee”), computed at the following annual rate: (i) for each Portfolio, 1/4th of 1% of the first $200 million of the Portfolio’s average daily net assets; plus (ii) for the Fund as a whole: 7/8ths of 1% of the first $200 million of the Fund’s average daily net assets; 13/16ths of 1% of the next $200 million of the Fund’s average daily net assets; 3/4ths of 1% of the next $200 million of the Fund’s average daily net assets; and 11/16ths of 1% of the Fund’s average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.
All fees and expenses paid by the Fund pursuant to the old Contract and attributable only to one Portfolio were borne entirely by that Portfolio; all other such fees and expenses were allocated among the Fund’s Portfolios in proportion to their net assets. Except for the old Advisory Fee, the fees and expenses of the Fund’s directors, the salary expense of the Fund’s officers (including any payments made by the Fund under its Long Term Disability Plan described in Note 4), excise taxes and extraordinary expenses as defined by the old Contract, WMM paid or reimbursed the Fund for substantially all of the Fund’s ordinary operating expenses out of its old Advisory Fee. In accordance with the terms of the old Contract, reimbursement of ordinary operating expenses due to the Fund by WMM of $31,521, $24,051, $19,290 and $19,736 in the Fund’s Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, respectively, were outstanding at January 31, 2004.
Through May 1, 2003, WMM voluntarily waived portions of the old Advisory Fee allocable to the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio to the extent that either Portfolio’s total old Advisory Fee exceeded an annual rate of 5/8ths of 1%, in the case of the Treasury Bill Portfolio, or 3/4ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets.
WMM is a California limited partnership. One of its general partners is the former President and a former director of the Fund and was paid $22,677 by the Fund for services provided prior to May 2, 2003, in such capacities during the year ended January 31, 2004. The other general partner is a corporation wholly owned by the same individual.

4.	LONG TERM DISABILITY PLAN
On March 9, 1998, the Fund’s Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (“Plan”). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a “Participant”), as defined by the Plan, a disability benefit equal to fifty percent (50%) of the Participant’s salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund’s Board of Directors at any time prior to each annual renewal. The Fund made payments of $4,032 under the Plan during the year ended January 31, 2004.

5.	PURCHASES AND SALES OF SECURITIES
The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 2004:

                                                      Permanent      Treasury Bill     Versatile Bond    Aggressive Growth
                                                      Portfolio        Portfolio          Portfolio          Portfolio
                                                    -------------    -------------     --------------    -----------------

        Purchases................................   $ 32,349,290         None           $ 13,994,647        $   626,340
        Sales....................................     15,583,563         None             13,295,259          2,458,913

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2004

6.	CAPITAL STOCK TRANSACTIONS
Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income were as follows for the years ended January 31, 2004 and 2003:

                                                                          Permanent Portfolio
                                                                          -------------------
                                                    January 31, 2004                             January 31, 2003
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ---------------    --------------------

        Shares sold.....................    3,523,530           $ 76,548,654             1,289,880           $ 25,592,652
        Distributions reinvested........       48,582              1,148,001                66,117              1,320,358
                                            ---------           ------------             ---------           ------------
                                            3,572,112             77,696,655             1,355,997             26,913,010

        Shares redeemed.................   (2,414,844)           (51,825,983)             (392,370)            (7,736,109)
                                            ---------           ------------             ---------           ------------
        Net increase                        1,157,268           $ 25,870,672               963,627           $ 19,176,901
                                            =========           ============             =========           ============

                                                                          Treasury Bill Portfolio
                                                                          -----------------------
                                                    January 31, 2004                             January 31, 2003
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ----------------    -------------------

        Shares sold.....................      354,929           $ 23,476,589               493,796           $ 32,768,498
        Distributions reinvested........        4,897                324,062                19,471              1,295,889
                                              -------           ------------               -------           ------------
                                              359,826             23,800,651               513,267             34,064,387

        Shares redeemed.................     (523,392)           (34,567,125)             (566,118)           (37,646,580)
                                              -------           ------------               -------           ------------
        Net decrease                         (163,566)          $(10,766,474)              (52,851)          $ (3,582,193)
                                              =======           ============               =======           ============

                                                                          Versatile Bond Portfolio
                                                                          ------------------------
                                                    January 31, 2004                             January 31, 2003
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ----------------    -------------------

        Shares sold.....................      307,782           $ 17,931,909               303,993           $ 17,830,263
        Distributions reinvested........        5,930                348,519                 3,999                242,424
                                              -------           ------------               -------           ------------
                                              313,712             18,280,428               307,992             18,072,687

        Shares redeemed.................     (305,047)           (17,887,768)             (395,584)           (23,192,904)
                                              -------           ------------               -------           ------------
        Net increase (decrease)                 8,665           $    392,660               (87,592)          $ (5,120,217)
                                              =======           ============               =======           ============

                                                                          Aggressive Growth Portfolio
                                                                          ---------------------------
                                                    January 31, 2004                             January 31, 2003
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ----------------    -------------------

        Shares sold.....................       36,317           $  2,654,264                65,015           $  4,564,953
        Distributions reinvested........           --                     --                    --                     --
                                              -------           ------------               -------           ------------
                                               36,317              2,654,264                65,015              4,564,953

        Shares redeemed.................      (62,681)            (4,213,762)              (48,935)            (3,134,730)
                                              -------           ------------               -------           ------------
        Net increase (decrease)               (26,364)          $ (1,559,498)               16,080           $  1,430,223
                                              =======           ============               =======           ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2004

7.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
The following is a summary of net unrealized appreciation (depreciation) of investments at January 31, 2004 for federal income tax purposes:

                                                                       Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                                       Portfolio         Portfolio         Portfolio          Portfolio
                                                                     -------------     -------------     --------------   -----------------

        Aggregate gross unrealized appreciation of
          investments with excess of value over tax
          cost:
          Investments in securities of unaffiliated
            issuers ...............................                   $28,867,628         $    350        $    40,078        $15,107,574
          Investments other than securities .......                     4,223,310               --                 --                 --
                                                                      -----------         --------        -----------        -----------
                                                                       33,090,938              350             40,078         15,107,574
        Aggregate gross unrealized depreciation of
          investments with excess of tax cost over
          value:
          Investments in securities of unaffiliated
            issuers ...............................                       (93,529)         (14,195)           (15,714)           (61,207)
          Investments other than securities........                            --               --                 --                 --
                                                                      -----------         --------        -----------        -----------
                                                                          (93,529)         (14,195)           (15,714)           (61,207)
                                                                      -----------         --------        -----------        -----------
          Net unrealized appreciation (depreciation)
            of investments                                            $32,997,409         $(13,845)       $    24,364        $15,046,367
                                                                      ===========         ========        ===========        ===========
8.	REGULATORY MATTERS
In 1997, the Securities and Exchange Commission’s (“SEC’s”) Division of Enforcement instituted public administrative and cease-and-desist proceedings (“Proceedings”) against the Fund’s former investment adviser (WMM) and two former officers and directors of the Fund, Terry Coxon (“Coxon”) and Alan Sergy (“Sergy”) (collectively, “Respondents”). The Fund is not and was not a party to the Proceedings. In an initial decision dated April 1, 1999 (“Initial Decision”), the Administrative Law Judge (“ALJ”) ruled that the Respondents had committed violations of various provisions of the federal securities laws and ordered that the Respondents: (i) cease and desist from committing further violations; (ii) be suspended from association with any investment adviser or investment company for a period of three months; (iii) disgorge $1,608,018; (iv) pay prejudgment interest of $1,236,726; and (v) pay civil penalties of $140,000.
The Respondents appealed the Initial Decision to the SEC. In a decision dated August 21, 2003, the SEC upheld the findings of violations made by the ALJ and the imposition of a cease-and-desist order, but altered the disgorgement and interest awards and set aside the civil penalties and suspensions. In addition, the SEC dismissed Sergy from the Proceedings due to his failing health. Specifically, the SEC ordered that Respondents WMM and Coxon, jointly and severally: (i) disgorge $971,778; (ii) pay prejudgment interest on that amount from September 21, 1993, at half the customary rate; and (iii) cease and desist from violating provisions of the federal securities laws. WMM and Coxon (“Appellants”) filed an appeal in late 2003 with the U.S. Court of Appeals for the Ninth Circuit (“Ninth Circuit”). That court declined to stay the SEC’s order during the pendency of the appeal. Consequently, the Appellants are currently under an obligation to pay the SEC disgorgement and interest in excess of $1.55 million. The Fund has been advised that no payments have been made under the order. It is uncertain what amount of disgorged funds and prejudgment interest might be paid by the Appellants or when any such payment might be made. It is also not certain what amount, if any, of any disgorged funds or interest might be received by the Fund. The result of the appeal is uncertain at this time.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2004

Pursuant to the Fund’s Bylaws, the Fund advanced expenses incurred by the Respondents in the Proceedings upon their undertaking to repay the advances, in the event it is ultimately determined that they have committed willful misfeasance, bad faith, gross negligence or reckless disregard of their duties (“Disabling Conduct”). The Fund has incurred and may continue to incur, such expenses in connection with the Proceedings, and related appeals, including amounts paid by WMM to persons who were directors and officers of the Fund for their litigation expenses. The amount of advances made by the Fund is approximately $1.3 million, which includes interest on such advances. The Fund has neither paid nor advanced any such expenses since the issuance of the Initial Decision.
In order to provide additional security to the Fund for the repayment of advances made to and on behalf of WMM, the Fund and WMM entered into a security agreement as of February 20, 2003 (“Security Agreement”), whereunder WMM granted to the Fund a security interest in all of its assets to secure the repayments of amounts advanced should it ultimately be determined that WMM or Coxon committed Disabling Conduct and, therefore, are not entitled to be indemnified. In addition to the security interest and as part of the Security Agreement, WMM has agreed to make quarterly payments of $25,000 to a custodial account held in the name of WMM for the benefit of the Fund. To date, three such payments have been made.
The Fund’s Board of Directors has continued, and will continue, to monitor developments relating to the Proceedings and related appeals, and will take such actions as may be appropriate.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each year:

                                                                  Year ended    Year ended    Year ended    Year ended    Year ended
                                                                  January 31,   January 31,   January 31,   January 31,   January 31,
                                                                     2004          2003          2002          2001          2000
                                                                  -----------   -----------   -----------   -----------   -----------

 Net asset value, beginning of year                                $   20.89     $   18.59     $   18.29     $   17.44     $   18.71
                                                                   ---------     ---------     ---------     ---------     ---------
   Income (loss) from investment operations:
     Net investment income (1)(2) .............                          .11           .28           .27           .46           .43
     Net realized and unrealized gain (loss)
       on investments and foreign
       currencies .............................                         3.82          2.47           .47          1.07          (.64)
                                                                   ---------     ---------     ---------     ---------     ---------
       Total income (loss) from
         investment operations                                          3.93          2.75           .74          1.53          (.21)

   Less distributions from:
     Net investment income  ...................                         (.22)         (.19)         (.27)         (.16)         (.29)
     Net realized gain on investments (3) .....                         (.08)         (.26)         (.17)         (.52)         (.77)
                                                                   ---------     ---------     ---------     ---------     ---------
       Total distributions                                              (.30)         (.45)         (.44)         (.68)        (1.06)
                                                                   ---------     ---------     ---------     ---------     ---------

 Net asset value, end of year                                      $   24.52     $   20.89     $   18.59     $   18.29     $   17.44
                                                                   =========     =========     =========     =========     =========

 Total return (4) .............................                       18.87%        14.90%         4.08%         8.91%       (1.11)%

 Ratios / supplemental data:
   Net assets, end of year (in thousands) .....                    $ 120,691     $  78,674     $  52,078     $  53,792     $  56,773
                                                                   =========     =========     =========     =========     =========

   Ratio of expenses to average net assets ....                        1.58%         1.34%         1.46%         1.41%         1.47%
   Ratio of net investment income
     to average net assets (2).................                         .47%         1.42%         1.44%         2.57%         2.39%
   Portfolio turnover rate ....................                       23.19%         1.06%         1.07%         7.60%        23.75%

(1)	Net investment income is based on average net assets per share outstanding during the year.
(2)	A change in accounting for the amortization of discounts and premiums had the effect of decreasing net investment income per share and the ratio of net investment income to average net assets by $.17 and .96%, respectively, during the year ended January 31, 2002.
(3)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO

Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each year:

                                                                  Year ended    Year ended    Year ended    Year ended    Year ended
                                                                  January 31,   January 31,   January 31,   January 31,   January 31,
                                                                     2004          2003          2002          2001          2000
                                                                  -----------   -----------   -----------   -----------   -----------

 Net asset value, beginning of year                                $   66.58     $   67.69     $   68.94     $   67.88     $   67.97
                                                                   ---------     ---------     ---------     ---------     ---------
   Income from investment operations:
     Net investment income (loss) (1)(2) ......                         (.03)          .40          1.75          3.32          2.51
     Net realized and unrealized gain (loss)
       on investments (3) .....................                          .05          (.07)          .04           .12          (.01)
                                                                   ---------     ---------     ---------     ---------     ---------
       Total income from investment operations                           .02           .33          1.79          3.44          2.50

   Less distributions from:
     Net investment income ....................                         (.41)        (1.44)        (3.04)        (2.38)        (2.59)
                                                                   ---------     ---------     ---------     ---------     ---------
       Total distributions                                              (.41)        (1.44)        (3.04)        (2.38)        (2.59)
                                                                   ---------     ---------     ---------     ---------     ---------

 Net asset value, end of year                                      $   66.19     $   66.58     $   67.69     $   68.94     $   67.88
                                                                   =========     =========     =========     =========     =========

 Total return (4) .............................                         .03%          .49%         2.60%         5.10%         3.70%

 Ratios / supplemental data:
   Net assets, end of year (in thousands) .....                    $  55,293     $  66,516     $  71,202     $  75,640     $  81,059
                                                                   =========     =========     =========     =========     =========

   Ratio of expenses to average net assets (2).                         .97%          .90%         1.01%         1.01%         1.02%
   Ratio of net investment income (loss)
     to average net assets  ...................                       (.05)%          .60%         2.56%         4.86%         3.70%

(1)	Net investment income (loss) is based on average net assets per share outstanding during the year.
(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .37% for the year ended January 31, 2004 and .50%, .50%, .50% and .50% for the years ended January 31, 2003, 2002, 2001 and 2000, respectively. Without this waiver, the net investment income or loss per share would have been $(.28) for the year ended January 31, 2004 and $.07, $1.16, $2.86 and $2.01 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each year:

                                                                  Year ended    Year ended    Year ended    Year ended    Year ended
                                                                  January 31,   January 31,   January 31,   January 31,   January 31,
                                                                     2004          2003          2002          2001          2000
                                                                  -----------   -----------   -----------   -----------   -----------

 Net asset value, beginning of year                                $   60.82     $   60.38     $   59.67     $   58.38     $   58.83
                                                                   ---------     ---------     ---------     ---------     ---------

   Income from investment operations:
     Net investment income (1)(2) .............                          .87          1.53          2.38          2.82          2.44
     Net realized and unrealized gain (loss)
       on investments (3) .....................                         (.26)          .65           .85          1.00          (.58)
                                                                   ---------     ---------     ---------     ---------     ---------
       Total income from investment operations                           .61          2.18          3.23          3.82          1.86

   Less distributions from:
     Net investment income ....................                        (2.01)        (1.74)        (2.52)        (2.53)        (2.31)
     Net realized gain on investments (4) .....                         (.54)           --            --            --            --
                                                                   ---------     ---------     ---------     ---------     ---------
       Total distributions                                             (2.55)        (1.74)        (2.52)        (2.53)        (2.31)
                                                                   ---------     ---------     ---------     ---------     ---------

 Net asset value, end of year                                      $   58.88     $   60.82     $   60.38     $   59.67     $   58.38
                                                                   =========     =========     =========     =========     =========

 Total return (5) .............................                        1.01%         3.62%         5.41%         6.58%         3.18%

 Ratios / supplemental data:
   Net assets, end of year (in thousands) .....                    $  20,735     $  20,891     $  26,032     $  20,394     $  18,065
                                                                   =========     =========     =========     =========     =========

   Ratio of expenses to average net assets (2).                        1.04%         1.02%         1.11%         1.02%         1.01%
   Ratio of net investment income
     to average net assets ....................                        1.46%         2.52%         3.97%         4.78%         4.16%
   Portfolio turnover rate ....................                       67.26%        69.58%       107.36%        96.36%        59.52%

(1)	Net investment income is based on average net assets per share outstanding during the year.
(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .38% for the year ended January 31, 2004 and .37%, .38, .38% and .37% for the years ended January 31, 2003, 2002, 2001 and 2000, respectively. Without this waiver, the net investment income per share would have been $.65 for the year ended January 31, 2004 and $1.16, $2.05, $2.52 and $2.14 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio
For each share of capital stock outstanding throughout each year:

                                                                  Year ended    Year ended    Year ended    Year ended    Year ended
                                                                  January 31,   January 31,   January 31,   January 31,   January 31,
                                                                     2004          2003          2002          2001          2000
                                                                  -----------   -----------   -----------   -----------   -----------

Net asset value, beginning of year                                 $   58.14     $   78.69     $   83.76     $   83.61     $   69.13
                                                                   ---------     ---------     ---------     ---------     ---------

  Income (loss) from investment operations:
    Net investment loss(1) ...................                          (.63)         (.44)         (.65)         (.65)         (.78)
    Net realized and unrealized gain (loss)
      on investments  ........................                         22.95        (20.11)        (4.10)         8.21         15.26
                                                                   ---------     ---------     ---------     ---------     ---------
      Total income (loss) from investment
        operations                                                     22.32        (20.55)        (4.75)         7.56         14.48

  Less distributions from:
    Net realized gain on investments (2) .....                            --            --          (.32)        (7.41)           --
                                                                   ---------     ---------     ---------     ---------     ---------
      Total distributions                                                 --            --          (.32)        (7.41)           --
                                                                   ---------     ---------     ---------     ---------     ---------

Net asset value, end of year                                       $   80.46     $   58.14     $   78.69     $   83.76     $   83.61
                                                                   =========     =========     =========     =========     =========

Total return (3) .............................                        38.39%      (26.12)%       (5.67)%        10.05%        20.95%

Ratios / supplemental data:
  Net assets, end of year (in thousands) .....                     $  23,628     $  18,607     $  23,919     $  25,601     $  23,938
                                                                   =========     =========     =========     =========     =========

  Ratio of expenses to average net assets ....                         1.64%         1.33%         1.41%         1.33%         1.73%
  Ratio of net investment loss to
    average net assets .......................                        (.91)%        (.64)%        (.80)%        (.78)%       (1.02)%
  Portfolio turnover rate ....................                         3.07%         4.92%         5.23%         5.62%         9.38%

(1)	Net investment loss is based on average net assets per share outstanding during the year.
(2)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

$20,000
19,000
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
2004
$18,805
$15,207

___	Permanent Portfolio
......	Citigroup 3-Month U.S. Treasury Bill Index*
*	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See page 33 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

$17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
$16,696
$15,407
1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
2004

___	Versatile Bond Portfolio
......	Citigroup AAA/AA 1-3 Year Corporate Index*
*	The Citigroup AAA/AA 1-3 Year Corporate Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index. Returns shown for the Citigroup AAA/AA 1-3 Year Corporate Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See page 33 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

$40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
2004
$32,065
$30,138
$28,503

___	Aggressive Growth Portfolio
......	Dow Jones Industrial Average*
----	S&P 500 Stock Index*
*	The Dow Jones Industrial Average is an average of the stock prices of 30 large companies and represents a widely recognized unmanaged portfolio of common stocks. The S&P 500 Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the S&P 500 Stock Index reflect reinvested dividends as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See following page for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended January 31, 2004

The graphs on pages 30 through 32 compare the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, assuming a hypothetical $10,000 investment in each Portfolio at the beginning of the first fiscal year and reinvestment of all dividends and distributions, to a $10,000 investment over the same periods in comparable broad-based securities market indices. A graph is not provided for the Fund’s Treasury Bill Portfolio because it is a money market portfolio. The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Returns for the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio reflect voluntary fee waivers in effect. In the absence of such fee waivers, total return would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance data shown below for each of the Fund’s Portfolios represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown below, and can be obtained by calling the Shareholder Services Office at (800) 531-5142.

                                                           Average Annual Total Returns Through January 31, 2004

                                                                                                                 Since
                                                     1 Year     3 Years     5 Years    10 Years    15 Years    Inception
                                                     ------     -------     -------    --------    --------    ---------
Permanent Portfolio (Since 12/1/82)
Return before taxes ...............................  18.86%      12.40%       8.85%      6.46%       6.21%       5.81%
Return after taxes (pre-liquidation) ..............  18.41%      11.76%       7.96%      5.55%       5.33%       5.17%
Return after taxes (post-liquidation) .............  12.51%      10.45%       7.26%      5.12%       4.95%       4.81%

Citigroup 3-Month U.S. Treasury Bill Index(3)(4) ..   1.04%       2.13%       3.44%      4.28%       4.75%       5.58%

Treasury Bill Portfolio (Since 5/26/87)(1)(2)
Return before taxes ...............................    .02%       1.00%       2.32%      3.21%       3.78%       3.94%
Return after taxes (pre-liquidation) ..............  (.20)%        .08%       1.20%      2.01%       2.80%       3.07%
Return after taxes (post-liquidation) .............    .34%        .33%       1.24%      2.01%       2.67%       2.90%

Citigroup 3-Month U.S. Treasury Bill Index(3)(4) ..   1.04%       2.13%       3.44%      4.28%       4.75%       4.93%

Versatile Bond Portfolio (Since 9/27/91)(2)
Return before taxes ...............................   1.00%       3.30%       3.90%      4.36%         N/A       4.35%
Return after taxes (pre-liquidation) ..............  (.29)%       1.95%       2.43%      2.95%         N/A       3.19%
Return after taxes (post-liquidation) .............    .43%       2.06%       2.39%      2.83%         N/A       3.04%

Citigroup AAA/AA 1-3 Year Corporate Index(3)(5) ...   1.97%       3.05%       4.43%      5.26%         N/A       5.26%

Aggressive Growth Portfolio (Since 1/2/90)
Return before taxes ...............................  38.38%     (1.23)%       5.08%     11.60%         N/A      12.21%
Return after taxes (pre-liquidation) ..............  40.34%     (1.26)%       4.68%     11.11%         N/A      11.77%
Return after taxes (post-liquidation) .............  26.22%      (.69)%       4.57%     10.19%         N/A      10.93%

Dow Jones Industrial Average (3)(6) ...............  33.05%        .76%       4.18%     12.36%         N/A      12.58%
S&P 500 Stock Index(3)(7) .....................  34.43%     (4.62)%     (1.04)%     11.04%         N/A      11.25%

See following page for footnote explanations.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended January 31, 2004

(1)	Yield on the Fund’s Treasury Bill Portfolio for the seven days ended January 31, 2004, assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was 1.58%, and the effective yield was 1.59%.

(2)	The thirty-day SEC standardized yield for the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio at January 31, 2004, calculated for each Portfolio by dividing the net investment income per share earned during the specified thirty-day period by the net asset value per share on the last day of the year and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was (.22)% and 1.10%, respectively.

(3)	Returns reflect reinvested interest and dividends as applicable, but do not reflect a deduction for fees, expenses or taxes. You cannot invest directly in an index.

(4)	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

(5)	The Citigroup AAA/AA 1-3 Year Corporate Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million.

(6)	The Dow Jones Industrial Average is an average of the stock prices of 30 large companies and represents a widely recognized unmanaged portfolio of common stocks.

(7)	The S&P 500 Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio of common stocks.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
Year ended January 31, 2004

Permanent Portfolio
The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as United States Treasury securities. During the year ended January 31, 2004, the Portfolio experienced increases in the value of gold, silver, the shares of U.S. growth stocks as well as the stocks of real estate investment trusts and natural resource companies, and the relative value of the Swiss franc. These increases more than offset the decrease in value of certain of the Portfolio’s holdings of short and long-term United States Treasury securities during the period then ended. As a result, the Portfolio achieved a total return of 18.87% during the year ended January 31, 2004, as compared to an annualized inflation rate as measured by the change in the consumer price index, of 1.93% over the same period. The Permanent Portfolio invests in foreign securities, which may involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver and U.S. and foreign real estate and natural resource company stocks.

Treasury Bill Portfolio
The Treasury Bill Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. It invests in short-term United States Treasury securities. The Portfolio achieved a total return of .03% and maintained an average maturity of between 60 and 90 days throughout the year ended January 31, 2004. This return, while significantly lower than the Portfolio’s historical returns, was consistent with other mutual funds that invest primarily in short-term United States Treasury securities. Mutual fund investing involves risk; loss of principal is possible.

Versatile Bond Portfolio
The Versatile Bond Portfolio’s investment objective is to achieve high current income while limiting risk to principal. It invests in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s. The Portfolio achieved a total return of 1.01% while maintaining an average maturity of between 270 and 450 days throughout the year ended January 31, 2004. This return, while significantly lower than the Portfolio’s historical returns, was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity. Mutual fund investing involves risk; loss of principal is possible.

Aggressive Growth Portfolio
The Aggressive Growth Portfolio’s investment objective is to achieve high long-term appreciation in the value of its shares. It is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. Consistent with the increase in value of the overall U.S. stock market in 2003 and early in 2004, the Portfolio achieved a total return of 38.39% during the year ended January 31, 2004, as compared to 33.05% for the Dow Jones Industrial Average and 34.43% for the Standard & Poor’s 500 Stock Index over the same period. The Aggressive Growth Portfolio’s stock market investments may appreciate in value more rapidly than the overall stock market, but they are also subject to greater risk, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio also invests in smaller companies which may involve additional risks, such as limited liquidity and greater volatility.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SPECIAL MEETING OF SHAREHOLDERS

On May 1, 2003, a special meeting of shareholders in each of the Portfolios of Permanent Portfolio Family of Funds, Inc. (“Fund”) was held to vote on the following proposals:

1. To approve a new investment advisory contract (“new Contract”) between the Fund and Pacific Heights Asset Management, LLC (“Pacific Heights”), whereby Pacific Heights would replace World Money Managers (“WMM”) as the investment adviser to the Fund.

2. To elect four directors.

3. To ratify the selection of Tait, Weller & Baker as the Fund’s independent public accountants for the year ending January 31, 2004.

A summary of the voting results is as follows:

                                                 Permanent       Treasury Bill     Versatile Bond     Aggressive Growth
                                                 Portfolio         Portfolio          Portfolio            Portfolio
                                               -------------     -------------     --------------     -----------------
Proposal 1. Approval of new Contract:
     Affirmative                               2,318,132.181      544,816.106        247,647.868         169,934.538
     Against                                      71,722.908       23,367.359            646.533           1,727.601
     Abstain                                      38,958.881       15,124.020            441.780           3,993.383
     Broker non-votes                            544,831.000       31,594.000          7,442.000          33,805.000

Proposal 2. Election of directors:
     David P. Bergland
         Affirmative                           2,922,830.150      596,280.371        256,178.181         205,174.934
         Withhold                                 50,814.820       18,621.114                 --           4,285.588
     Hugh A. Butler
         Affirmative                           2,926,142.417      596,229.495        256,007.500         206,344.830
         Withhold                                 47,502.553       18,671.990            170.681           3,115.692
     Michael J. Cuggino
         Affirmative                           2,926,142.417      596,229.495        256,007.500         206,344.830
         Withhold                                 47,502.553       18,671.990            170.681           3,115.692
     Mark Tier
         Affirmative                           2,926,142.417      596,229.495        256,007.500         206,344.830
         Withhold                                 47,502.553       18,671.990            170.681           3,115.692

Proposal 3. Ratification of
selection of accountants:
     Affirmative                               2,907,998.283      597,022.296        255,212.944         204,527.360
     Against                                      19,099.379        4,519.155            351.199             368.629
     Abstain                                      46,547.308       13,360.034            614.038           4,564.533

Each of the proposals received the required votes in each Portfolio of the Fund and were adopted. The new Contract became effective immediately upon approval of the shareholders in each Portfolio of the Fund. There were no broker non-votes submitted with respect to the proposals relating to the election of the Fund’s directors and the ratification of the selection of the Fund’s independent public accountants (proposals 2 and 3). No other proposals were voted on at the special meeting.

Each of the directors elected at the special meeting currently serves as a director of the Fund and will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation or removal.

Pacific Heights incurred solicitation expenses of $19,327 in connection with the special meeting during the year ended January 31, 2004.

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
DIRECTORS AND OFFICERS

All of the Fund’s directors and officers may be reached c/o 600 Montgomery Street, 27th Floor, San Francisco, California 94111. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation or removal. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office. A description of the Fund’s proxy voting policies and procedures is also available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office, or by accessing the SEC’s website at http://www.sec.gov.

DAVID P. BERGLAND	Director	age 68

Attorney specializing in business litigation, currently a sole practitioner in Costa Mesa, California. Mr. Bergland is also a writer, lecturer, publisher and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER	Director	age 51

Executive Vice President, Credit Union Services Division of Aurum Technology, a division of Fidelity Integrated Financial Solutions, itself a subsidiary of Fidelity National Financial, Inc., a publically-held, provider of products and outsourced services and solutions to the financial services and real estate industries since 2004. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial services organizations, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

MARK TIER	Director	age 56

Self-employed marketing consultant in Hong Kong and Manila for more than the preceding five years. Mr. Tier has served as a director of the Fund since 1986 and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO *	President, Treasurer & Director	age 41

A Certified Public Accountant, Mr. Cuggino has served as President of the Fund since 2003, as Treasurer of the Fund since 1993, and as a director of the Fund since 1998. He is the manager and sole member (also its President and Chief Executive Officer) of the Fund’s investment adviser and served as a consultant to the Fund’s former investment adviser from 1991 through 2003. Mr. Cuggino oversees all four of the Fund’s Portfolios. Mr. Cuggino also served as Treasurer from 1993 through 2002 of Passport Financial, Inc., a financial publishing firm.

CLEMENT M. WALLACE *	Secretary	age 40

A Certified Public Accountant, Mr. Wallace has served as Secretary of the Fund since 2003 and as Director of Finance of the Fund’s investment adviser since 2002. Previously, Mr. Wallace was employed in various financial and operational capacities, and consulted with, several organizations in the financial services and high technology industries.

*	Considered to be “interested persons” within the meaning of the 1940 Act. Messrs. Cuggino and Wallace are deemed interested persons because of their association with the Fund’s investment adviser.

INVESTMENT ADVISER
Pacific Heights Asset Manangement, LLC 600 Montgomery Street San Francisco, California 94111

CONSULTANTS TO THE FUND
Harry Browne Douglas Casey

CUSTODIAN
State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02105

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

INDEPENDENT AUDITORS
Tait, Weller & Baker 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

SHAREHOLDER SERVICES OFFICE	ANNUAL REPORT January 31, 2004
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com